Consolidated balance sheet (Parenthetical) - shares shares in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common shares issued (in shares)	881	864
Common shares outstanding (in shares)	881	864